Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other income and expenses
Schedule of other operating income

in EUR k	2018	2019	2020
Government grants	1,611	2,641	2,152
Gain on disposal of property, plant and equipment	—	532	2
Exchange rate gains	147	314	—
Income from the reversal of provisions	309	89	—
Others	239	205	240
Total other operating income	2,306	3,781	2,394

Schedule of other operating expenses

in EUR k	2018	2019	2020
Currency losses	250	192	10
Other	23	1,092	172
Total other operating expenses	273	1,284	182

Schedule of finance costs, net

in EUR k	2018	2019	2020
Interest expenses from loans	(922)	(1,690)	(173)
Currency losses	—	—	(362)
Unwinding of the discount on lease liabilities	(153)	(339)	(865)
Interest income from loans and receivables	33	16	6
Total	(1,042)	(2,013)	(1,394)

Schedule of employee benefits expense

in EUR k	2018	2019	2020
Wages and salaries	17,965	23,854	31,121
Social security contributions	2,492	3,212	4,095
Share‑based payments	5,521	5,714	3,486
Termination benefits	56	63	569
Total	26,034	32,843	39,271